Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies (Tables) [Abstract]
The main subsidiaries included in the consolidated financial statements

The main subsidiaries included in the consolidated financial statements are as follows:

	Activity	Shareholding interest
		On December, 31
		2018	2017
Financial Sector - Brazil
Ágora Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	100.00%	100.00%
Banco Alvorada S.A. (1)	Banking	100.00%	99.99%
Banco Bradescard S.A.	Cards	100.00%	100.00%
Banco Bradesco BBI S.A.(2)	Investment bank	99.96%	99.85%
Banco Bradesco BERJ S.A.	Banking	100.00%	100.00%
Banco Bradesco Cartões S.A.	Cards	100.00%	100.00%
Banco Bradesco Financiamentos S.A.	Banking	100.00%	100.00%
Banco Losango S.A.	Banking	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.	Consortium management	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil	Leases	100.00%	100.00%
Bradesco-Kirton Corretora de Câmbio S.A. (3)	Exchange Broker	99.97%	99.97%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Brokerage	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	Asset management	100.00%	100.00%
Kirton Bank Brasil S.A.	Banking	100.00%	100.00%
Tempo Serviços Ltda.	Services	100.00%	100.00%
Financial Sector - Overseas
Banco Bradesco Argentina S.A.U (4) (5)	Banking	100.00%	99.99%
Banco Bradesco Europa S.A. (5)	Banking	100.00%	100.00%
Banco Bradesco S.A. Grand Cayman Branch (5) (6)	Banking	100.00%	100.00%
Banco Bradesco S.A. New York Branch (5)	Banking	100.00%	100.00%
Bradesco Securities, Inc. (5)	Brokerage	100.00%	100.00%
Bradesco Securities, UK. Limited (5)	Brokerage	100.00%	100.00%
Bradesco Securities, Hong Kong Limited (5)	Brokerage	100.00%	100.00%
Cidade Capital Markets Ltd (5)	Banking	100.00%	100.00%
Bradescard México, sociedad de Responsabilidad Limitada (7)	Cards	100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Atlântica Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Auto/RE Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Capitalização S.A.	Capitalization bonds	100.00%	100.00%
Bradesco Saúde S.A.	Insurance/health	100.00%	100.00%
Bradesco Seguros S.A. (8)	Insurance	99.96%	100.00%
Bradesco Vida e Previdência S.A.	Pension plan/Insurance	100.00%	100.00%
Kirton Capitalização S.A. (9)	Capitalization bonds	-	100.00%
Kirton Seguros S.A. (9)	Insurance	-	98.54%
Kirton Vida e Previdência S.A. (9)	Pension plan/Insurance	-	100.00%
Odontoprev S.A. (10)	Dental care	50.01%	50.01%
Insurance - Overseas
Bradesco Argentina de Seguros S.A. (5) (10)	Insurance	99.98%	99.98%
Other Activities - Brazil
Andorra Holdings S.A.	Holding	100.00%	100.00%
Bradseg Participações S.A.	Holding	100.00%	100.00%
Bradescor Corretora de Seguros Ltda.	Insurance Brokerage	100.00%	100.00%
Bradesplan Participações Ltda. (11)	Holding	-	100.00%
BSP Empreendimentos Imobiliários S.A.	Real estate	100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros Rubi	Credit acquisition	100.00%	100.00%
Columbus Holdings S.A.	Holding	100.00%	100.00%
Nova Paiol Participações Ltda.	Holding	100.00%	100.00%
União Participações Ltda. (12)	Holding	-	100.00%
Other Activities - Overseas
Bradesco North America LLC (5)	Services	100.00%	100.00%
Investment Funds (13)
Bradesco F.I.R.F. Master II Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I. Referenciado DI Performance	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. R.F. VGBL F10	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master IV Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master Previdência	Investment Fund	100.00%	100.00%
Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo	Investment Fund	100.00%	100.00%
Bradesco FI Referenciado DI União	Investment Fund	99.83%	99.92%
Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C	Investment Fund	100.00%	100.00%
Bradesco F.I.C.R.F. VGBL FIX	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. Renda Fixa V-A	Investment Fund	100.00%	100.00%